Income tax - Summary of Reconciliation of Net Deferred Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax [Abstract]
Beginning balance	€ 13	€ 15	€ 7
Movement recognized in consolidated statement of operations	36	(240)	144
Movement recognized in consolidated statement of changes in equity and other comprehensive income	(32)	239	(136)
Movement due to acquisition	(14)	(1)	0
Ending balance	€ 3	€ 13	€ 15